INVESTMENTS - Summary of Financial Position of the Group Entities that have Non-Controlling Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Total assets	$ 12,920.2	$ 11,824.3
Total liabilities	9,108.2	8,479.7
Shareholders’ equity	3,812.0	3,344.6	$ 3,039.3	$ 2,824.3
Revenue	7,577.5	6,394.7	5,268.5
Profit or loss	359.0	354.6	164.3
OGMA - Indústria Aeronáutica de Portugal S.A.
Disclosure of subsidiaries [line items]
Total assets	455.8	351.3	289.5
Total liabilities	308.7	229.3	158.0
Shareholders’ equity	147.1	122.1	131.5
Revenue	386.7	314.0	250.1
Profit or loss	8.9	(1.5)	2.3
EVE Holding Inc.
Disclosure of subsidiaries [line items]
Total assets	503.5	304.2	230.1
Total liabilities	79.1	95.0	126.1
Shareholders’ equity	424.4	209.2	104.0
Revenue	0.0	0.0	0.0
Profit or loss	(32.6)	1.6	(96.2)
Embraer CAE Training Services, LLC
Disclosure of subsidiaries [line items]
Total assets	95.1	96.7	83.4
Total liabilities	15.6	26.6	24.2
Shareholders’ equity	79.5	70.0	59.2
Revenue	34.8	33.4	29.3
Profit or loss	$ 9.4	$ 10.9	$ 11.0